Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Other comprehensive income
Schedule of tax effects allocated to each component of total other comprehensive income (loss)

	2012			2011			2010
($ in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Foreign currency translation adjustments	389	(6)	383	(280)	5	(275)	362	8	370
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	5	(2)	3	(2)	(1)	(3)	16	(3)	13
Reclassification adjustments for net (gains) losses included in net income	1	—	1	3	2	5	(16)	1	(15)

Unrealized gains (losses) on available-for-sale securities	6	(2)	4	1	1	2	—	(2)	(2)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year	(42)	6	(36)	(35)	12	(23)	(70)	16	(54)
Amortization of prior service costs (credits) included in net income	33	(3)	30	35	(13)	22	17	(5)	12

Net prior service cost arising during the year	(9)	3	(6)	—	(1)	(1)	(53)	11	(42)
Net actuarial gains (losses) arising during the year	(846)	245	(601)	(750)	157	(593)	156	(32)	124
Amortization of net actuarial (gains) losses included in net income	102	(32)	70	55	(11)	44	76	(14)	62

Net actuarial gains (losses) arising during the year	(744)	213	(531)	(695)	146	(549)	232	(46)	186
Amortization of transition liability included in net income	—	—	—	1	—	1	1	—	1

Pension and other postretirement plans adjustments	(753)	216	(537)	(694)	145	(549)	180	(35)	145

Cash flow hedge derivatives:
Net gains (losses) arising during the year	74	(21)	53	(21)	2	(19)	123	(32)	91
Reclassification adjustments for net (gains) losses included in net income	(42)	14	(28)	(88)	27	(61)	(29)	10	(19)

Unrealized gains (losses) of cash flow hedge derivatives	32	(7)	25	(109)	29	(80)	94	(22)	72

Total other comprehensive income (loss)	(326)	201	(125)	(1,082)	180	(902)	636	(51)	585